Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 129,617	$ 264,524
Restricted cash	5,505	368
Marketable securities	6,659	13,853
Trade accounts receivable, net	52,467	57,367
Related party receivables	10,386	10,234
Other receivables	22,794	29,121
Inventories	29,205	25,779
Voyages in progress	24,918	52,167
Prepaid expenses and accrued income	10,137	4,315
Investment in finance lease	9,520	9,329
Other Assets, Current	38	408
Total current assets	301,246	467,465
Long term assets
Newbuildings	326,200	266,233
Vessels and equipment, net	1,249,027	1,189,198
Vessels and equipment under capital lease, net	639,655	694,226
Investment in finance lease	35,887	40,656
Goodwill	225,273	225,273
Assets Held-for-sale, Not Part of Disposal Group, Current	170,775	0
Other long term assets	0	417
Total assets	2,948,063	2,883,468
Current liabilities
Short-term debt and current portion of long-term debt	65,966	57,575
Current portion of obligations under capital leases	90,336	89,798
Related party payables	20,220	28,720
Trade accounts payable	7,061	9,500
Accrued expenses	23,796	29,689
Unfavourable time charter contracts	738	6,799
Derivative Instruments and Hedges, Liabilities	12,880	4,081
Other current liabilities	11,834	15,875
Total current liabilities	232,831	242,037
Long-term debt	896,406	745,695
Obligations under capital leases	394,492	446,553
Other long-term liabilities	2,961	2,840
Total liabilities	1,526,690	1,437,125
Equity
Share capital (156,386,506 shares, par value $1.00 (December 31, 2015; 781,937,649 shares, par value $1.00))	156,387	781,938
Additional paid in capital	109,369	109,386
Contributed surplus	1,099,680	474,129
Accumulated other comprehensive loss	(1,032)	(383)
Retained earnings	57,083	81,212
Total equity attributable to the Company	1,421,487	1,446,282
Non-controlling interest	(114)	61
Total equity	1,421,373	1,446,343
Total liabilities and equity	$ 2,948,063	$ 2,883,468